Vanguard Federal Money Market Fund

Vanguard Market Liquidity Fund

Supplement Dated September 24, 2025, to the Prospectuses and Summary Prospectuses Dated December 20, 2024

Important Changes to Vanguard Federal Money Market Fund and Vanguard Market Liquidity Fund (each, a “Fund,” and collectively, the “Funds”)

Effective today, Nafis T. Smith has been added as portfolio manager of the Funds. Mr. Smith replaces John C. Lanius, who has retired from Vanguard and will no longer serve as portfolio manager of the Funds.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus Text Changes

The following text replaces the information for Mr. Lanius under the heading “Investment Advisor” in the Fund Summary section for each Fund:

Nafis T. Smith, Portfolio Manager and Principal of Vanguard. He has managed the Fund since September 2025.

The following text replaces the information for Mr. Lanius under the heading “Investment Advisor” in the More on the Fund section for each Fund:

Nafis T. Smith, CFA, Portfolio Manager and Principal of Vanguard. He has been with Vanguard since 2003, has worked in investment management since 2005, has managed investment portfolios since 2010, and has managed the Fund since September 2025. Education: B.A., Cornell University; M.B.A., Wharton School University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS PMF 092025
Vanguard Marketing Corporation, Distributor.

Vanguard CMT Funds

Supplement Dated September 24, 2025, to the Statement of Additional Information Dated December 20, 2024

Important Changes to Vanguard Market Liquidity Fund (the Fund)

Effective today, Nafis T. Smith has been added as portfolio manager of the Fund. Mr. Smith replaces John C. Lanius, who has retired from Vanguard and will no longer serve as portfolio manager of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replace the information for Mr. Lanius under the sub-heading “1. Other Accounts Managed”on page B-33:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nafis T. Smith1	Registered investment companies	2	$219B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Information provided as of August 31, 2025.

Within the same section, the following text replaces the information for Mr. Lanius under the sub-heading “4. Ownership of Securities” on page B-34:

As of August 31, 2025, Mr. Smith did not own any shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 1142A 092025
Vanguard Marketing Corporation, Distributor.